UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION
1SG OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__Rule I 5Ga-1 under the Exchange Act (17 CFR 240. 15Ga-1) for the reporting period:

January 1, 2012 To March 31, 2012
Date of Report (Date of earliest event reported): March 31, 2012 Commission File Number of securitizer: ___________________
Central Index Key Number of securitizer: 0001550023
Name and telephone number, including area code,
of the person to contact
in connection with this filing: Taige P. Thornton, 651-290-8784 Indicate by check mark whether the securitizer has no activity to report
for the initial period pursuant to Rule 15Ga-1 (c)(1) []
Indicate by check mark whether the securitizer
has no activity to report
for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X] Indicate by check mark whether the securitizer has no activity to report
for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ] SIGNATURES Pursuant to the requirements of the
Securities Exchange Act
of 1934, the reporting entity has duly caused
this report to be signed
on its behalf by the undersigned hereunto duly
authorized.
_________/s/ Taige P. Thornton__________________ President and CEO,
Northstar Capital Markets Services, Inc. Under authority of
Master Servicing Agreement dtd, August 27, 2010
Date: May 14, 2012